Tax expense (Tables)	12 Months Ended
Jun. 30, 2025
Tax Expense
Schedule of tax expense profit and loss

	Consolidated Group
	2025 A$	2024 A$ (As Restated)	2023 A$
Loss before income tax	(4,314,231)	(1,941,033)	(3,891,586)
Domestic tax rate	25%	25%	25%
Expected tax expense/(benefit)	(1,078,558)	(485,258)	(972,897)
Adjustment for tax-exempt income:
-Decline in value of depreciating assets	(419,654)	(368,500)	(315,773)
-R&D tax incentive	-	-	(125,780)
-Other deductible expenses	(373,885)	(374,865)	(301,604)
Adjustment for non-deductible expenses:
-R&D expenses	328,402	-	-
-Other non-deductible expenses	643,839	672,519	680,462
Income tax expense/(benefit)	-	-	-
Movement in unrecognized deferred tax	899,856	556,104	1,035,591